Commitments	12 Months Ended
Jun. 30, 2018
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Commitments

19. Commitments

(a) Capital commitments

Commitments for expenditure on intangibles and property, plant and equipment not provided for in these consolidated financial statements are estimated at £161 million (2017 – £84 million; 2016 – £87 million).

On 10 July 2018 Diageo launched a partial tender offer to increase its aggregate equity stake in Sichuan Shuijingfang Company Limited (SJF). See note 22 for details of the commitment made for the acquisition of the additional equity shares in SJF.

(b) Operating lease commitments

The minimum lease rentals to be paid under non-cancellable leases, principally in respect of properties, are as follows:

	2018 £ million	2017 £ million
Payments falling due:
Within one year	100	95
Between one and two years	70	72
Between two and three years	48	52
Between three and four years	32	40
Between four and five years	20	28
After five years	42	51

	312	338

There are no significant leases for which contingent rent is payable, nor any that have purchase options, escalation clauses or restrictions. Certain of the operating leases have renewal clauses which are at fair market value.